Securitization Activities - Summary of Retained Interests in SPEs (Details) - USD ($) $ in Millions	Nov. 30, 2019	Nov. 30, 2018
Residential mortgage-backed securities
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
U.S. government agency residential mortgage-backed securities	$ 10,671.7	$ 13,633.5
Retained Interests	103.3	365.3
Commercial mortgage-backed securities
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
U.S. government agency commercial mortgage-backed securities	1,374.8	2,027.6
Retained Interests	45.8	185.6
CLOs
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
CLOs	3,006.7	3,512.0
Retained Interests	58.4	20.9
Consumer and other loans
Securitization or Asset-backed Financing Arrangement, Financial Asset for which Transfer is Accounted as Sale [Line Items]
Consumer and other loans	1,149.3	604.1
Retained Interests	$ 71.8	$ 48.9